Consolidated Statements of Earnings - 10-K - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 612	$ 681	$ 2,879	$ 2,778	$ 2,714
Cost of revenues:
Total cost of revenues	(478)	(545)	(2,332)	(2,284)	(2,255)
Gross profit	134	136	547	494	459
General and administrative expenses	(76)	(79)	(293)	(283)	(277)
Amortization of intangibles	(2)	(2)	(9)	(9)	(9)
Other operating expenses, net	0	(4)	(9)	(21)	(10)
Operating earnings	56	51	236	181	163
Interest expense	(8)	(9)	(35)	(64)	(65)
Other, net	0	(1)	(1)	(5)	(3)
Earnings before taxes	48	41	200	112	95
Income tax provision	12	12	46	27	20
Net earnings	$ 36	$ 29	$ 154	$ 85	$ 75
Net earnings per share from common stock:
Basic earnings per share (in dollars per share)	$ 0.25	$ 0.20	$ 1.06	$ 0.59	$ 0.52
Diluted earnings per share (in dollars per share)	$ 0.25	$ 0.20	$ 1.06	$ 0.59	$ 0.52
Products
Revenues:
Total revenues	$ 541	$ 570	$ 2,505	$ 2,412	$ 2,220
Cost of revenues:
Total cost of revenues	(422)	(460)	(2,067)	(2,000)	(1,904)
Services
Revenues:
Total revenues	71	111	374	366	494
Cost of revenues:
Total cost of revenues	$ (56)	$ (85)	$ (265)	$ (284)	$ (351)